Phoenix Life Variable Accumulation Account	PHL Variable Accumulation Account
Freedom Edge®	Freedom Edge®
Asset Manager	Asset Manager
The Phoenix Edge® – VA NY	The Phoenix Edge® – VA
Phoenix Income Choice®	Phoenix Income Choice®
Phoenix Investors Edge®	Phoenix Investors Edge®
Phoenix Spectrum Edge®	Phoenix Premium Edge®
Retirement Planners Edge	Phoenix Spectrum Edge®
Phoenix DimensionsSM	Retirement Planners Edge
Big Edge	Phoenix DimensionsSM
The Big Edge Plus®	The Big Edge Choice®
Group Strategic Edge®
The Big Edge Choice® _ NY

This supplement should be read with the prospectuses dated May 1, 2007, and amended in September 2007, along with all other supplements issued since May 1, 2007 for the variable annuity products identified above.

The following changes are effective on Monday, March 3, 2008

❖	The names of the following investment options have changed and the subadvisor has changed. The disclosure on the first page of your prospectus is revised as follows:

Old Name	New Name
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth	Phoenix Dynamic Asset Allocation Series: Aggressive Growth
Phoenix-S&P Dynamic Asset Allocation Series: Growth	Phoenix Dynamic Asset Allocation Series: Growth
Phoenix-S&P Dynamic Asset Allocation Series: Moderate	Phoenix Dynamic Asset Allocation Series: Moderate
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth	Phoenix Dynamic Asset Allocation Series: Moderate Growth

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❖	The section of your prospectus that describes the Phoenix-S&P Dynamic Asset Allocation Series program is deleted and replaced with the following:

❖ Phoenix Dynamic Asset Allocation Series

The Phoenix Dynamic Asset Allocation Series are

“funds of funds” that invest in other mutual funds based on

certain target percentages. The series were designed on

established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often,

depending on changes in the economy or markets. Each

option is rebalanced regularly to the most recent allocations.

The options approved for use are:

❖ Phoenix Dynamic Asset Allocation Series: Moderate
❖ Phoenix Dynamic Asset Allocation Series: Moderate Growth
❖ Phoenix Dynamic Asset Allocation Series: Growth
❖ Phoenix Dynamic Asset Allocation Series: Aggressive Growth

❖	The following portion of the Appendix A-Investment Options section of your prospectus is deleted:

Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth	Long-term capital growth	Phoenix Variable Advisors, Inc. Subadvisor: Standard & Poor’s Investment Advisory Services, LLC
Phoenix-S&P Dynamic Asset Allocation Series: Growth	Long-term capital growth with current income as a secondary consideration	Phoenix Variable Advisors, Inc. Subadvisor: Standard & Poor’s Investment Advisory Services, LLC
Phoenix-S&P Dynamic Asset Allocation Series: Moderate	Current income with capital growth as a secondary consideration	Phoenix Variable Advisors, Inc. Subadvisor: Standard & Poor’s Investment Advisory Services, LLC
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth	Long-term capital growth and current income with a greater emphasis on capital growth	Phoenix Variable Advisors, Inc. Subadvisor: Standard & Poor’s Investment Advisory Services, LLC

❖	The following disclosure is added to the Appendix A-Investment Options section of your prospectus:

Phoenix Dynamic Asset Allocation Series: Aggressive Growth	Long-term capital growth	Phoenix Variable Advisors, Inc. Subadvisor: Ibbotson Associates, Inc.
Phoenix Dynamic Asset Allocation Series: Growth	Long-term capital growth with current income as a secondary consideration	Phoenix Variable Advisors, Inc. Subadvisor: Ibbotson Associates, Inc.
Phoenix Dynamic Asset Allocation Series: Moderate	Current income with capital growth as a secondary consideration	Phoenix Variable Advisors, Inc. Subadvisor: Ibbotson Associates, Inc.
Phoenix Dynamic Asset Allocation Series: Moderate Growth	Long-term capital growth and current income with a greater emphasis on capital growth	Phoenix Variable Advisors, Inc. Subadvisor: Ibbotson Associates, Inc.

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The following changes are effective on Monday, March 24, 2008

❖	The following investment options are added to the first page of your prospectus:

❖ DWS Small Cap Index VIP, Class A
❖ Summit S&P MidCap 400 Index Portfolio
❖ AllianceBernstein VPS Balanced Wealth Strategy Portfolio, Class B
❖ AllianceBernstein VPS Wealth Appreciation Strategy Portfolio, Class B
❖ Franklin Flex Cap Growth Securities Fund, Class 2

❖	The following is added to the Summary of Expenses section of your prospectus:

Annual Fund Expenses (as a percentage of fund average net assets for the year ended 12/31/06)

Series	Investment Management Fee	Rule 12b-1 or Service Fees	Other Operating Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Expenses	Contractual Reimbursements & Waivers	Total Net Annual Fund Expenses
DWS Small Cap Index VIP, Class A	0.45	0.00	0.05	0.00	0.50	0.00	0.50
Summit S&P MidCap 400 Index Portfolio	0.30	0.00	0.22	0.01	0.53	0.00	0.53
AllianceBernstein VPS Balanced Wealth Strategy Portfolio, Class B	0.55	0.25	0.51	0.00	1.31	0.31	1.00
AllianceBernstein VPS Wealth Appreciation Strategy Portfolio, Class B	0.65	0.25	1.35	0.00	2.25	1.10	1.15
Franklin Flex Cap Growth Securities Fund, Class 2	0.58	0.25	0.13	0.03	0.99	0.03	0.96

❖	The following is added to the APPENDIX A – Investment Options section of your prospectus:

Fund Name	Investment Objective	Investment Advisor / Subadvisor
DWS Small Cap Index VIP, Class A	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies	Deutsche Investment Management Americas Inc./Northern Trust Investments
Summit S&P MidCap 400 Index Portfolio	Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400	Summit Investment Partners Inc.
AllianceBernstein VPS Balanced Wealth Strategy Portfolio, Class B	Maximize total return consistent with the Advisor’s determination of reasonable risk	AllianceBernstein L.P.
AllianceBernstein VPS Wealth Appreciation Strategy Portfolio, Class B	Long-term growth of capital	AllianceBernstein L.P.
Franklin Flex Cap Growth Securities Fund, Class 2	Capital appreciation	Franklin Advisers, Inc.

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❖	The following disclosure is added to the Asset Allocation and Strategic Programs section of your prospectus:

❖	AllianceBernstein VPS Balanced Wealth Strategy

The AllianceBernstein VPS Balanced Wealth Strategy portfolio targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility. Investments in real estate investment trusts, or REITs, are deemed to be 50% equity and 50% fixed-income for purposes of the overall target blend of the portfolio. The targeted blend for the non-REIT portion of the equity component is an equal weighting of growth and value stocks. This asset allocation option is rebalanced as necessary in response to markets.

❖	Franklin Templeton Perspectives Allocation Model

Through the Franklin Templeton Perspectives Allocation Model, premium payments and contract value are allocated to the three subaccounts as listed below. On a monthly basis, we will rebalance the contract value allocated to the three subaccounts back to the original allocation percentages in each subaccount.

❖ Franklin Flex Cap Growth Securities Fund – 34%
❖ Mutual Shares Securities Fund – 33%
❖ Templeton Growth Securities Fund – 33%

Dated: March 4, 2008	Please keep this supplement for future reference.

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